Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Purchase Obligation	$ 237,436
Two Vessels Under Construction [Member]
Lessor, Lease, Description [Line Items]
Payable in 2021	172,110
Payable in 2022	$ 65,326